Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Trading Symbol	CDE
Entity Registrant Name	COEUR MINING, INC.
Entity Central Index Key	0000215466